General Information (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Aguas C C U Nestle Chile S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID	76,007,212-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0917%	50.0917%
Cervecera Guayacan Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecera Guayacán SpA.
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		30.0005%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecera Guayacán SpA
Subsidiary Tax ID	76,035,409-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
C R E C C U S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CRECCU S.A.
Subsidiary Tax ID	76,041,227-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Cerveceria Belgadela Patagonia S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecería Belga de la Patagonia SpA.
Subsidiary Tax ID	76,077,848-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		25.5034%
Cerveza Dolbek Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cerveza Dolbek SpA.
Subsidiary Tax ID	76,648,057-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	35.0013%
Inversiones Invex C C U Dos Ltda. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID	76,126,311-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas C C U Pepsi Co Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID	76,337,371-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9888%	49.9888%
C C U Inversiones I I Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CCU Inversiones II SpA.
Subsidiary Tax ID	76,349,531-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas Carozzi C C U Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Carozzi CCU SpA.
Subsidiary Tax ID	76,497,609-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Carozzi CCU SpA.
Subsidiary Tax ID	76,497,609-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		49.9917%
Bebidas Ecusa Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Ecusa SpA.
Subsidiary Tax ID	76,517,798-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9835%	99.9835%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Invex CCU Ltda.
Subsidiary Tax ID	76,572,360-4
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	99.9937%	99.9925%
Promarca Internacional Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca Internacional SpA.
Subsidiary Tax ID	76,574,762-7
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
C C U Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CCU Inversiones S.A.
Subsidiary Tax ID	76,593,550-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9776%	99.9776%
Cerveza Guayacan Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cerveza Guayacán SpA.
Subsidiary Tax ID	76,643,998-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	40.0006%
Inversiones Internacionales Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Internacionales SpA.
Subsidiary Tax ID	76,688,727-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
Promarca S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca S.A.
Subsidiary Tax ID	76,736,010-K
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	D&D SpA.
Subsidiary Tax ID	76,920,876-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	40.8106%	40.8106%
La Barra S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	La Barra S.A.
Subsidiary Tax ID	77,148,606-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	La Barra S.A.
Subsidiary Tax ID	77,148,606-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%
Mahina Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Mahina SpA.
Subsidiary Tax ID	77,248,551-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		25.0458%
Mahina Spa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Mahina SpA.
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0458%
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Volcanes del Sur S.A.
Subsidiary Tax ID	77,622,887-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Volcanesdel Sur S. A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary Tax ID	77,622,887-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	74.9503%	74.9503%
Cir C C Ular Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CirCCUlar SpA.
Subsidiary Tax ID	77,847,898-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9773%	99.9773%
Transportes C C U Ltda. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Transportes CCU Ltda.
Subsidiary Tax ID	79,862,750-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Fabrica De Envases Plasticos S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID	86,150,200-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Fabricade Envases Plasticos S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary Tax ID	86,150,200-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9991%	99.9991%
Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Millahue S.A.
Subsidiary Tax ID	91,022,000-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Millahue S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary Tax ID	91,022,000-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9773%	99.9773%
Vina San Pedro Tarapaca S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID	91,041,000-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	85.1506%	85.1506%
Manantial S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Manantial S.A.
Subsidiary Tax ID	96,711,590-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.552%	50.552%
Vina Altair Sp A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Viña Altaïr SpA.
Subsidiary Tax ID	96,969,180-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary		85.1506%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID	91,041,000-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	85.1506%
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.
Subsidiary Tax ID	96,981,310-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0007%	50.0007%
Cervecera C C U Chile Ltda. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.
Subsidiary Tax ID	96,989,120-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Embotelladoras Chilenas Unidas S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID	99,501,760-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9835%	99.9835%
Comercial C C U S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Comercial CCU S.A.
Subsidiary Tax ID	99,554,560-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9888%	99.9888%
Compania Pisquerade Chile S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.
Subsidiary Tax ID	99,586,280-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	80.00%	80.00%
Aguasde Origen S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aguas de Origen S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	50.0974%	50.097%
Compania Cervecerias Unidas Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cía. Cervecerías Unidas Argentina S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	99.9949%	99.994%
Compania Industrial Cervecera S. A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Compañía Industrial Cervecera S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	99.996%	99.9953%
Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Finca La Celia S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	85.1506%	85.1506%
Los Huemules S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Los Huemules S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	74.9984%	74.9981%
Bebidas Boliviana B B O S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Bolivia
Description of functional currency	Bolivians
Proportion of voting rights held in subsidiary	51.00%
Bebidas Bolivianas B B O S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Bolivia
Description of functional currency	Bolivians
Proportion of voting rights held in subsidiary		51.00%
V S P T Winegroup Shanghai Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT Winegroup (Shanghai) Limited
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	China
Description of functional currency	Yuan
Proportion of voting rights held in subsidiary	85.1506%	85.1506%
International Spirits Investments U S A L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	International Spirits Investments USA LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT US LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	85.1506%	85.1506%
V S P T U K Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT UK Ltd.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Sterling Pound
Proportion of voting rights held in subsidiary	85.1506%
A V S. A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	AV S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	51.0166%	51.0166%
Bebidasdel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	57.2157%	57.2157%
Distribuidoradel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Distribuidora del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	51.0024%	51.0024%
Promarca Internacional Paraguay S. R. L.s [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca Internacional Paraguay S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
Sajonia Brewing Company S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sajonia Brewing Company S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary		57.1536%
Sajonia Brewing Company S. R. L.s [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sajonia Brewing Company S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	57.1536%
Andrimar S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Andrimar S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Marzurel S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Marzurel S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Milotur S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Milotur S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%